Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Labilities (Details) - EUR (€)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Payable and Accrued Labilities [Abstract]
Trade payable	€ 5,475,322	€ 12,341,945
VAT payable	731,928	132,746
Payroll taxes payable	16,574	43,824
Customer deposits	624,975	121,015
Others		8,000
Total	€ 6,848,799	€ 12,647,530